Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Restructuring programmes
Total charge	$ 237	$ 1,154	$ 467
Expense (reversal of expense) of restructuring activities	237	1,154	467
Impairment loss (reversal of impairment loss) on property, plant and equipment included in restructuring costs	(3)	43	7
Andexxa
Restructuring programmes
Expense (reversal of expense) of restructuring activities		480
Severance costs
Restructuring programmes
Total charge	100	213	57
Accelerated depreciation and impairment
Restructuring programmes
Total charge	11	64	68
Other restructuring
Restructuring programmes
Total charge	126	877	342
Post Alexion Acquisition Group Review restructuring programme
Restructuring programmes
Total charge	232			$ 3,414
Cost of sales
Restructuring programmes
Expense (reversal of expense) of restructuring activities	(138)	569	109
Cost of sales | Ceased promotional activities
Restructuring programmes
Reversal of provisions for cost of restructuring	(138)
Research and development expense
Restructuring programmes
Expense (reversal of expense) of restructuring activities	171	275	212
Research and development expense | Transformation of clinical, regulatory and other R&D data and systems
Restructuring programmes
Total charge	171
Selling, general and administrative expense
Restructuring programmes
Expense (reversal of expense) of restructuring activities	209	312	207
Selling, general and administrative expense | HR, Finance, IT, other integration and severance costs
Restructuring programmes
Total charge	209
Other operating income and expense
Restructuring programmes
Expense (reversal of expense) of restructuring activities		$ (2)	$ (61)
Reversal of provisions for cost of restructuring	$ (5)